Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Party Transactions
NOTE 28 – RELATED PARTY TRANSACTIONS
The Company’s related parties includes its subsidiaries and key management personnel. During its normal course of operations, the Company enters into transactions with its related parties for goods and services that are measured at the amount exchanged.
Key management personnel compensation
Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company defines key management personnel as key officers and directors.

For the years ended December 31,	2021	2020	2019

Salaries, management and directors’ fees	$1,613,502	$1,683,015	$1,460,296

Share-based payments	432,098	628,019	388,398

Total	$2,045,600	$2,311,034	$1,848,694
Other related party balances and transactions
1

	December 31, 2021	December 31, 2020

Due to principal owner of Agnity 2	$234,278	$813,023

Due to officer of Company for working capital loan 2	30,796	33,205

Due to key management personnel 2	121,852	116,091

Due to Agnity Communications Private Ltd. 3	1,111,521	1,138,630

Loan due to former shareholder of CSA 4	335,860	318,428
Amount due to related parties	$1,834,307	$2,419,377

1	Unless otherwise noted, all amounts due are unsecured, non-interest bearing and due on demand.

2	Included in trade accounts payable and accrued liabilities on the consolidated statements of financial position.

3
Associated with consulting services paid to a company partially owned by the principal owner of Agnity. Consulting services were $3,765,201 for the year ended December 31, 2021 (December 31, 2020 - $2,532,550
; December 31, 2019 - $1,630,119).
Balance due included in trade accounts payable and accrued liabilities on the consolidated statements of financial position.

4	Included in loans and borrowings (Note 12) on the consolidated statements of financial position.